Acquisitions - Schedule of Business Combinations (Q3) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total Assets and Liabilities Acquired
Goodwill	$ 8,993		$ 8,917	$ 8,970	$ 8,115
Acquisitions of business, net of cash acquired
Total outflow in the statements of cash flows	86	$ 21	$ 249	1,607	2,033
Business Combination, Series of Individually Immaterial Business Combinations
Business Combination [Line Items]
Total consideration	98			1,617	2,123
Total Assets and Liabilities Acquired
Inventories, net	23			67	85
Property, plant and equipment, net	43			216	242
Intangible assets	20			594	427
Debt assumed	(3)
Net working capital	(2)
Total identifiable net assets at fair value	81			805	773
Goodwill	17			812	1,350
Total consideration	98			1,617	2,123
Less: fair value of previously held equity method investment	(11)
Net consideration	87
Acquisitions of business, net of cash acquired
Cash consideration	87			1,617	2,119
Less: cash and cash equivalents acquired	(1)			(10)	(86)
Total outflow in the statements of cash flows	$ 86			$ 1,607	$ 2,033